Appendix 2 Associated Companies and Joint Ventures	12 Months Ended
Dec. 31, 2019
FINANCIAL INFORMATION ON SUBSIDIARIES, SUMMARIZED
APPENDIX 2 ASSOCIATED COMPANIES AND JOINT VENTURES

APPENDIX 2 ASSOCIATED COMPANIES AND JOINT VENTURES

This appendix is an integral part of Note 3.h “Investments accounted for using the equity method”  .

Taxpayer	Company	Functional	Ownership Interest as of 12-31-2019			Ownership Interest as of 12-31-2018
ID No.	(in alphabetical order)	currency	Direct	Indirect	Total	Direct	Indirect	Total	Relationship	Country	Activity
77.017.930-0	Transmisora Eléctrica de Quillota Ltda.	Chilean peso	50.00%	0.00%	50.00%	0.00%	50.00%	50.00%	Joint Venture	Chile	Electric energy transportation and distribution
76.418.940-K	GNL Chile S.A.	American Dollar	33.33%	0.00%	33.33%	33.33%	0.00%	33.33%	Associate	Chile	Promotion of liquefied natural gas supply project
Foreign	Enel Argentina S.A. (ex - Endesa Argentina S.A.)	Argentine Peso	0.08%	0.00%	0.08%	0.00%	0.08%	0.08%	Associate	Argentina	Portfolio company
76.041.595-5	Aysén Energía S.A. (2)	Chilean peso	0.00%	0.00%	0.00%	51.00%	0.00%	51.00%	Joint Venture	Chile	Hydroelectric plant development and operation
76.041.891-9	Aysén Transmisión S.A. (2)	Chilean peso	0.00%	0.00%	0.00%	51.00%	0.00%	51.00%	Joint Venture	Chile	Hydroelectric plant development and operation

(*) The companies Aysén Energía S.A. and Aysén Transmission S.A. were liquidated as of June 24, 2019.